Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 25,274	€ 5,422
Additions	36,262	20,946
Disposals		(80)
Business combinations	1,567
Transfers		31
Depreciation for the year	(4,999)	(1,046)
Translation differences	(226)	1
Ending balance	57,878	25,274
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,854	5,956
Ending balance	64,457	26,854
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,580)	(534)
Ending balance	(6,579)	(1,580)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,623	2,036
Additions	7,105	10,178
Disposals		(75)
Transfers	640	804
Depreciation for the year	(1,693)	(320)
Ending balance	18,675	12,623
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,084	2,177
Ending balance	20,829	13,084
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(460)	(140)
Ending balance	(2,153)	(460)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,646	922
Additions	1,542	1,900
Disposals		(5)
Business combinations	126
Transfers	18	127
Depreciation for the year	(525)	(299)
Translation differences	2	1
Ending balance	3,809	2,646
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,061	1,038
Ending balance	4,749	3,061
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(416)	(117)
Ending balance	(941)	(416)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,167	1,478
Additions	27,443	8,030
Business combinations	1,441
Transfers	180	86
Depreciation for the year	(2,781)	(427)
Translation differences	(228)
Ending balance	35,222	9,167
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,871	1,755
Ending balance	38,707	9,871
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(704)	(277)
Ending balance	(3,485)	(704)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	838	986
Additions	172	838
Transfers	(838)	(986)
Ending balance	172	838
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	838	986
Ending balance	€ 172	€ 838